Income tax	12 Months Ended
Mar. 31, 2014
Income tax
Income tax

17                                  Income tax

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies, no Cayman Islands or British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries that are incorporated or operate in Hong Kong are subject to Hong Kong Profits Tax on income arising in or derived from Hong Kong. No provision was made for Hong Kong Profits Tax as the subsidiaries did not earn income subject to Hong Kong Profits Tax for the years ended March 31, 2012, 2013 and 2014. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

The PRC

On March 16, 2007, the Fifth Plenary Session of the Tenth National People’s Congress passed the Corporate Income Tax Law of the PRC (the “new tax law”), which revised the PRC statutory income tax rate to 25% effective on January 1, 2008. The Company’s PRC subsidiaries are subject to income tax at 25% unless otherwise specified.

The new tax law and its relevant regulations provide a five-year transition period for Beijing Jiachenhong which was established before March 16, 2007 and entitled to a preferential income tax rate of 15% under the then effective tax laws or regulations. The transitional tax rates are, 20%, 22%, 24% and 25% for calendar years 2009, 2010, 2011 and 2012 onwards, respectively. In addition, entities that qualify as “High and New Technology Enterprises” (“HNTE”) under the new tax law are entitled to a preferential income tax rate of 15%. Because of its HNTE status, Beijing Jiachenhong was entitled to the reduced tax rate of 15% from January 1, 2008 to December 31, 2010. In February 2012, Beijing Jiachenhong received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. Subject to reapplication, Beijing Jiachenhong’s HNTE status will enable it to the preferential income tax rate of 15% from January 1, 2014 to December 31, 2016. Management believes that Beijing Jiachenhong meets all the criteria required in connection with the reapplication of HNTE status and therefore applied 15% when recognizing current tax.

In June 2011, Guangzhou Nuoya received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2010 to December 31, 2012. As a result, Guangzhou Nuoya received a tax refund in the year ended March 31, 2012, amounting to RMB10,433 in relation to overpaid income tax for the period from January 2010 to December 2010. In April 2014, Guangzhou Nuoya received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2013 to December 31, 2015.

The new tax law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. As of March 31, 2014, the Company has provided RMB3,900 (US$627) for withholding income tax on a portion of the undistributed earnings of its PRC subsidiaries according to management’s reinvestment plan. No income taxes were provided for the remaining undistributed earnings which are intended to be reinvested indefinitely in the PRC. As of March 31, 2014, such unremitted earnings that may be subject to the withholding tax amounted to RMB758,698 (US$122,048) and the related unrecognized deferred tax liability was RMB75,870 (US$12,205).

Income before income tax expense arose from the following tax jurisdictions:

	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

The PRC	179,654	260,462	316,933	50,982
Non-PRC	(28,055)	(102,277)	(126,009)	(20,270)
Income before income tax expense	151,599	158,185	190,924	30,712

(a)                                 Income taxes

Income tax expense represents PRC income tax expense as follows:

	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Current tax expense	14,405	38,737	50,000	8,043
Deferred tax benefit	(4,771)	(194)	8,398	1,351
Total income tax expense	9,634	38,543	58,398	9,394

(b)                                 Reconciliation of expected income tax to actual income tax expense

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the amount computed by applying the statutory PRC income tax rate of 25% for the following reasons:

	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Income before income tax expense	151,599	158,185	190,924	30,712

Computed “expected” tax expense	37,900	39,546	47,731	7,678
Non-PRC entities not subject to income tax	7,014	25,569	31,502	5,068
PRC dividend withholding tax	—	—	9,887	1,590
Non-taxable income	(1,804)	—	(1,874)	(301)
Effect of change in tax rates	(14,674)	—	—	—
Tax rate differential, preferential rate	(19,779)	(26,015)	(29,011)	(4,667)
Others	977	(557)	163	26
Actual income tax expense	9,634	38,543	58,398	9,394

(c)                                  Deferred taxes

The tax effects of temporary differences that give rise to deferred tax assets/(liabilities) are presented below:

	March 31,
	2013	2014	2014
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	4,719	6,812	1,096
Non-current accounts receivable	5,754	6,406	1,030
Property, plant and equipment	1,616	—	—
Inventories	2,513	2,293	369
Tax loss	2,011	—	—
Others	798	1,226	197
Net deferred tax assets	17,411	16,737	2,692

Deferred tax liabilities:
Deferred revenue	(105)	(96)	(15)
Property, plant and equipment	—	(4,988)	(802)
PRC dividend withholding tax	—	(3,900)	(627)
Intangible assets	(31,293)	(30,138)	(4,848)
Deferred tax liabilities	(31,398)	(39,122)	(6,292)

Net deferred tax liabilities	(13,987)	(22,385)	(3,600)

Classification on consolidated balance sheets
Current deferred tax assets	5,454	7,664	1,233
Current deferred tax liabilities	—	(3,900)	(627)
Non-current deferred tax assets	3,727	1,789	288
Non-current deferred tax liabilities	(23,168)	(27,938)	(4,494)
Net deferred tax liabilities	(13,987)	(22,385)	(3,600)

For the years ended March 31, 2012, 2013 and 2014, the Group did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$16). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s PRC subsidiaries for the calendar years from 2009 to 2013 are open to examination by the PRC state and local tax authorities.